Trade, Other Payables and Accrued Liabilities (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Statement Line Items [Line Items]
Trade, other payables and accrued liabilities	$ 6,375,882	$ 6,225,131
Not later than one month [member]
Statement Line Items [Line Items]
Trade, other payables and accrued liabilities	3,073,229	839,215
Later than one month and not later than three months [member]
Statement Line Items [Line Items]
Trade, other payables and accrued liabilities	677,284	403,532
Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Trade, other payables and accrued liabilities	$ 2,625,369	$ 4,982,384